Offsets	Feb. 10, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Highwoods Properties, Inc.
Form or Filing Type	S-3
File Number	333-269624
Initial Filing Date	Feb. 08, 2023
Fee Offset Claimed	$ 20,529.77
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 186,295,579.00
Termination / Withdrawal Statement	The Company previously filed a prospectus supplement, dated February 8, 2023 (the Prior Prospectus Supplement) pursuant to the Registration Statement on Form S-3 (Registration No. 333- 269624), filed with the Securities and Exchange Commission on February 7, 2023 (the Prior Registration Statement), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $300,000,000 under its then current at-the-market program. In connection with the filing of the Prior Prospectus Supplement, the total registration fee of $33,060 was satisfied by offsetting the full amount of the registration fee with (i) registration fees of $12,209 previously paid on the unsold securities offered by means of a prospectus supplement, dated February 5, 2020, pursuant to the Registration Statement on Form S-3 (Registration No. 333-236249), filed with the Securities and Exchange Commission on February 4, 2020, and (ii) registration fees of $20,851 previously paid on unsold securities offered by means of a prospectus supplement, dated February 8, 2017, pursuant to the Registration Statement on Form S-3 (Registration No. 333-215936), filed with the Securities and Exchange Commission on February 7, 2017. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $186,295,579 were not sold under the Prior Prospectus Supplement. The Prior Registration Statement expired on February 6, 2026 and the offering that included the unsold securities under the Prior Prospectus Supplement has been terminated. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $20,529.77 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Highwoods Properties, Inc.
Form or Filing Type	S-3
File Number	333-236249
Filing Date	Feb. 05, 2020
Fee Paid with Fee Offset Source	$ 12,209.00
Offset Note	See offering Note 6.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Highwoods Properties, Inc.
Form or Filing Type	S-3
File Number	333-215936
Filing Date	Feb. 08, 2017
Fee Paid with Fee Offset Source	$ 8,320.77
Offset Note	See offering Note 6.